Condensed Consolidated Interim Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Consolidated Interim Statements of Cash Flows [Abstract]
Net loss for the period	$ (4,476)	$ (5,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	5	21
Depreciation of property and equipment	84	119
Stock compensation expense	686	92
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(812)	535
Decrease in other current assets	210	183
Increase in inventories	(1,036)	(1,017)
Increase in trade payables	1,384	448
Interest on principle shareholder convertible loan	39	22
Increase (decrease) in other payables and accrued expenses	(215)	294
Net cash used for operating activities	(4,131)	(4,628)
Investing activities:
Purchase of property and equipment	(67)	(230)
Net cash used for investing activities	(67)	(230)
Financing activities:
Proceeds from short term loans	218	(408)
Repayment of short term loans	(392)	491
Proceeds from principle shareholder loan	3,500	5,399
Proceeds from issuance of shares At-The-Market, net	3
Net cash provided by financing activities	3,329	5,482
Net increase (decrease) in cash and cash equivalents	(869)	624
Cash and cash equivalents at the beginning of the period	2,183	884
Cash and cash equivalents at the end of the period	1,314	1,508
Non cash financing activities
Conversion of loans	$ 6,539